Treasury Stock (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Shares Held as Treasury Stock and Related Carrying Value

The following table summarizes shares held as treasury stock and their related carrying value:

At December 31, (in thousands)	Number of Treasury Shares	Treasury Shares Cost
2012	15,440	$287,301
2011	12,829	225,034
2010	6,798	115,449

Purchases of Common Stock on Monthly Basis

The following table sets forth information regarding the Company’s purchases of its common stock on a monthly basis during the three months ended December 31, 2012:

(in thousands, except per share data)	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Cumulative Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number of Shares That May Yet Be Purchased Under the Plans or Programs
October 2012	200	$22.56	12,493	7,507
November 2012	400	22.18	12,893	7,107
December 2012	—	—	12,893	7,107

Total	600	$22.31